5. Photo File Asset Purchase Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Photo File Asset Purchase Agreement

4.	PHOTO FILE ASSET PURCHASE AGREEMENT

On October 11, 2018, the Company entered into a definitive Asset Purchase Agreement with Photo File, Inc., a New York corporation along with it related entity Sportphotos.com and Charles Singer, its CEO and principal shareholder (collectively, the “Seller”) wherein the Company acquired certain assets and assumed certain liabilities of the Seller in exchange for $2,000,000. In connection with the agreement, the Company paid $1,515,000 to the Seller as of December 31, 2018 toward the purchase price of the Asset Purchase Agreement. The final payment of $485,000 which was recorded as a payable to Photo File, Inc. as of December 31, 2018 in the consolidated balance sheet was paid during the three month period end June 30, 2019. The Company has also recorded an additional liability due to the Seller related to a final working capital adjustment of the acquisition as of June 30, 2019 and December 31, 2018 in the amount of $631,634 and $201,943, respectively.

As additional consideration the seller also received the following:

•	A royalty to Seller that commences upon the initial $6,000,000 in sales from the Nevada subsidiary, with a fair value of $4,279,000.

•	10% interest in the Nevada subsidiary that we have formed to house the assets

Additionally, the seller will endeavor to sell its Vintage Photographic Collection over time after Closing. If at the completion of the sale of the Vintage Photographic Collection, proceeds from net sales but before any expenses other than commissions are less than $2,000,000, the Company will pay the difference between the proceeds and $2,000,000 within 30 days. Any proceeds above $2,000,000 will be divided equally between Seller and the Company with the Seller remitting 50% of the net proceeds after expenses of those sales within 30 days of their receipt. As of December 31, 2018, the Company has recorded the entire $2,000,000 as a contingent purchase consideration. This remains outstanding as of June 30, 2019.

The transaction was deemed to be an acquisition of a business and was accounted for under the acquisition method of accounting in accordance with the guidance in ASC 805 - “Business Combinations”.

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired and liabilities assumed.

Cash	$2,000,000
10% noncontrolling interest in subsidiary	2,750,000
Royalty payments	4,279,000
Contingent consideration	2,000,000
Total Purchase Price	11,029,000

Accounts Receivable	313,257
Memorabilia	3,600,000
Copyright Image library	4,100,000
Trade name	340,000
Non-Compete agreement	90,000
Outbound license agreement	9,000,000
Customer relationships	2,330,000
Total Identifiable assets	19,773,257

Liabilities	(1,447,491)
Total liabilities assumed	(1,447,491)

Total net assets acquired	$18,325,766

Total bargain purchase gain	$(7,296,766)

Pro Forma

The following table below shows the unaudited pro-forma information which assumes that the acquisition had been completed as of January 1, 2018.

For the three months ended
June 30, 2018

Total revenue	$1,808,147
Cost of revenue	974,348
Gross margin	833,799
Total operating expenses	(1,337,833)
Other income (expenses)	(354,134)
Net loss	$(858,168)

For the six months ended
June 30, 2018

Total revenue	$4,702,788
Cost of revenue	2,427,534
Gross margin	2,275,254
Total operating expenses	(2,486,794)
Other income (expenses)	(380,209)
Net loss	$(591,749)

5.	PHOTO FILE ASSET PURCHASE AGREEMENT

On October 11, 2018, the Company entered into a definitive Asset Purchase Agreement with Photo File, Inc., a New York corporation along with it related entity Sportophotos.com and Charles Singer, its CEO and principal shareholder (collectively, the “Seller”) wherein the Company acquired certain assets and assumed certain liabilities of the Seller in exchange for 2,000,000. In connection with the agreement, the Company paid $1,565,000 to the Seller as of December 31, 2018 toward the purchase price of the Asset Purchase Agreement. The final payment of $485,000 which was due was recorded as a payable to Photo file, Inc. as of December 31, 2018 in the consolidated balance sheet.

As additional consideration the seller also received the following

•	A royalty to Seller that commences upon the initial $6,000,000 in sales from the Nevada subsidiary, with a fair value of $4,279,000.
•	10% interest in the Nevada subsidiary that we have formed to house the assets

Additionally, the seller has the endeavor to sell its Vintage Photographic Collection over time after Closing. If at the completion of the sale of the Vintage Photographic Collection, proceeds from net sales but before any expenses other than commissions are less than $2,000,000, the Company will pay the difference between the proceeds and $2,000,000 within 30 days. Any proceeds above $2,000,000 will be divided equally between Seller and the Company with the Seller will remitting 50% of the net proceeds after expenses of those sales within 30 days of their receipt. As of December 31, 2018, the Company has recorded the entire $2,000,000 as a contingent purchase consideration.

The transaction was deemed to be an acquisition of a business and was accounted for under the acquisition method of accounting in accordance with the guidance in ASC 805 - “Business Combinations”.

The following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired and liabilities assumed.

Cash	2,000,000
10% Interest in sub	2,750,000
Royalty payments	4,279,000
Contingent consideration	2,000,000
Total Purchase Price	11,029,000

Accounts Receivable	313,257
Other assets	–
Memorabilia	3,600,000
Copyright Image library	4,100,000
Trade name	340,000
Non-Compete agreement	90,000
Outbound license agreement	9,000,000
Customer relationships	2,330,000
Total Identifiable assets	19,773,257

Liabilities	$(1,447,491)
Total liabilities assumed	$(1,447,491)

Total net assets	$18,325,766

Total bargain purchase gain	$(7,296,766)

Pro Forma

The following table below shows the unaudited pro-forma information which assumes that the acquisition had been completed as of January 1, 2017.

	For the years ended
	December 31, 2018	December 31, 2017

Total revenue	7,871,458	7,632,707
Cost of revenue	5,638,308	4,786,126
Gross margin	2,233,150	2,846,581
Total operating expenses	8,232,369	4,654,091
Other income (expenses)	5,051,898	(109,288)
Net loss	(947,321)	(1,916,798)